Boston Trust Balanced Fund
Boston Trust Equity Fund
Boston Trust Small Cap Fund
Boston Trust Midcap Fund
Walden Social Balanced Fund
Walden Social Equity Fund
Each a series of The Coventry Group
Supplement dated December 31, 2008
to Statement of Additional Information Dated August 1, 2008
On December 4, 2008, Walter B. Grimm and Maurice G. Stark resigned from the Board of Trustees of The Coventry Group. Consequently, the table on page 14 of the Statement of Additional Information listing the independent trustees of The Coventry Group is deleted in its entirety and replaced with the following:

				Number of
		Term of	Principal	Funds in Fund	Other
	Position(s)	Office* and	Occupations(s)	Complex**	Directorships
	Held with	Length of	During Past Five	Overseen by	Held by
Name, Address and Age	the Funds	Time Served	Years	Trustee	Trustee
Diane E. Armstrong 3435 Stelzer Road Columbus, Ohio 43219 Date of Birth: 7/21/1964	Trustee	Since 2004	Managing Director of Financial Planning Services, WealthStone (financial planning firm), July 2008 to present; Principal of King, Dodson Armstrong Financial Advisors, Inc. August, 2003 to July 2008; Director of Financial Planning, Hamilton Capital Management, April, 2000 to August, 2003.	7	None
Michael Van Buskirk 3435 Stelzer Road Columbus, Ohio 43219	Trustee	Since 1992	President and Chief Executive Officer, Ohio	7	None

Number of
		Term of	Principal	Funds in Fund	Other
	Position(s)	Office* and	Occupations(s)	Complex**	Directorships
	Held with	Length of	During Past Five	Overseen by	Held by
Name, Address and Age	the Funds	Time Served	Years	Trustee	Trustee
Date of Birth: 2/22/1947			Bankers League, May, 1991 to present.
James H. Woodward 3435 Stelzer Road Columbus, Ohio 43219 Date of Birth: 11/24/1939	Trustee	Since 1997	Chancellor Emeritus, University of North Carolina at Charlotte. August, 2005 to present. Chancellor, University of North Carolina at Charlotte, July, 1989 to July, 2005.	7	None

*	Trustees hold their position until their resignation or removal.

**	The “Fund Complex” consists of The Coventry Group.
This Supplement and the Statement of Additional Information dated August 1, 2008 provide the information a prospective investor ought to know before investing and should be retained for future reference. The Statement of Additional Information dated August 1, 2008 has been filed with the Securities and Exchange Commission, which is incorporated herein by reference and can be obtained without charge by calling the Fund at 1-800-282-8782 extension 7050.

Walden Small Cap Innovations Fund
A series of The Coventry Group
Supplement dated December 31, 2008
to Prospectus Dated October 24, 2008
On December 4, 2008, Walter B. Grimm and Maurice G. Stark resigned from the Board of Trustees of The Coventry Group. Consequently, the table on page 14 of the Statement of Additional Information listing the independent trustees of The Coventry Group is deleted in its entirety and replaced with the following:

				Number of
		Term of	Principal	Funds in Fund
	Position(s)	Office* and	Occupations(s)	Complex**	Other
	Held with	Length of	During Past Five	Overseen by	Directorships
Name, Address and Age	the Funds	Time Served	Years	Trustee	Held by Trustee
Diane E. Armstrong 3435 Stelzer Road Columbus, Ohio 43219 Date of Birth: 7/21/1964	Trustee	Since 2004	Managing Director of Financial Planning Services, WealthStone (financial planning firm), July 2008 to present; Principal of King, Dodson Armstrong Financial Advisors, Inc. August, 2003 to July 2008; Director of Financial Planning, Hamilton Capital Management, April, 2000 to August, 2003.	7	None

Michael Van Buskirk	Trustee	Since 1992	President and Chief Executive Officer, Ohio	7	None
3435 Stelzer Road Columbus, Ohio 43219 Date of Birth: 2/22/1947

James H. Woodward 3435 Stelzer Road Columbus, Ohio 43219 Date of Birth: 11/24/1939	Trustee	Since 1997	Chancellor Emeritus, University of North Carolina at Charlotte. August, 2005 to present. Chancellor, University of North Carolina at Charlotte, July, 1989 to July, 2005.	7	None

*	Trustees hold their position until their resignation or removal.

**	The “Fund Complex” consists of The Coventry Group.
This Supplement and the Statement of Additional Information dated October 24, 2008 provide the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information dated October 24, 2008 has been filed with the Securities and Exchange Commission, which is incorporated herein by reference and can be obtained without charge by calling the Fund at 1-800-282-8782 extension 7050.